Acquisitions - Additional Information (Detail) $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 07, 2016 USD ($) ft² Item	Jan. 30, 2015 USD ($)	Jun. 30, 2016 ft² Item	Dec. 31, 2016 USD ($)	Jan. 02, 2016 USD ($)	Nov. 07, 2016 USD ($)	Apr. 24, 2015 USD ($)
Business Acquisition [Line Items]
Purchase price net of cash acquired				$ 62,319	$ 72,483
Other Expense [Member]
Business Acquisition [Line Items]
Acquisition-related legal and professional fees				284	1,125
Allied [Member]
Business Acquisition [Line Items]
Purchase price net of cash acquired	$ 62,319
Cash acquired for acquisition	$ 440
Assumed liabilities						$ 7,115
Non recurring expenses				$ 734
Allied [Member] | Manufacturing Facility, Vineland, New Jersey [Member]
Business Acquisition [Line Items]
Area of facility | ft²	20,000
Number of cook lines | Item	2
Number of raw slicing lines | Item	3
Number of breakaway steak line | Item	1
Allied [Member] | Manufacturing Facility, New [Member]
Business Acquisition [Line Items]
Area of facility | ft²			70,000
Number of cook lines | Item			4
Number of raw slicing lines | Item			7
Number of breakaway steak line | Item			7
Landshire [Member]
Business Acquisition [Line Items]
Number of years in which earn out payments to be made		3 years
Assumed liabilities		$ 561
Better Bakery [Member]
Business Acquisition [Line Items]
Assumed liabilities							$ 7,228
Landshire and Better Bakery [Member]
Business Acquisition [Line Items]
Non recurring expenses					1,879
Manufacturing start up inefficiencies					927
Severance, professional fees, travel and contract exit costs					$ 952